Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	Transactions with SUN Corporation

	Year Ended December 31,
	2025	2024	2023
Revenues	$5,836	$4,851	$4,061
Balances with SUN Corporation

	December 31, 2025	December 31, 2024
Trade receivables	$20	$897